International Growth and Income FundSM
Investment portfolio
March 31, 2020
unaudited
Common stocks 87.63% Financials 16.36%	Shares	Value (000)
AIA Group Ltd.[1]	27,532,200	$247,688
Ping An Insurance (Group) Co. of China, Ltd., Class H1	13,679,500	133,815
AXA SA1	6,597,938	114,256
Euronext NV1	1,352,998	100,785
EQT AB1,2	8,243,555	98,171
Zurich Insurance Group AG1	245,254	87,055
HDFC Bank Ltd.[1]	7,391,985	83,172
Toronto-Dominion Bank (CAD denominated)	1,621,497	68,936
Sberbank of Russia PJSC (ADR)[1]	7,051,092	66,810
Prudential PLC[1]	5,058,356	64,570
B3 SA - Brasil, Bolsa, Balcao	9,080,000	62,734
Swedbank AB, Class A1,2	5,337,069	59,598
Aviva PLC[1]	16,994,815	56,421
Barclays PLC[1]	46,647,272	54,200
Tokio Marine Holdings, Inc.[1]	1,157,700	53,095
London Stock Exchange Group PLC[1]	557,896	50,267
Deutsche Boerse AG1	342,466	47,044
Kotak Mahindra Bank Ltd.[1]	2,755,000	46,624
UniCredit SpA[1]	5,840,643	45,731
Société Générale[1]	2,709,923	45,587
Hong Kong Exchanges and Clearing Ltd.[1]	1,234,000	37,058
Fairfax Financial Holdings Ltd., subordinate voting shares	109,353	33,524
Intercontinental Exchange, Inc.	409,746	33,087
Moscow Exchange MICEX-RTS PJSC[1]	26,198,788	32,371
Banco Santander, SA1	11,587,930	28,204
AIB Group PLC[1,2]	23,990,681	26,866
ORIX Corp.[1]	2,198,600	26,439
Banco Bilbao Vizcaya Argentaria, SA1	8,135,516	26,007
Macquarie Group Ltd.[1]	472,707	25,735
Brookfield Asset Management Inc., Class A (CAD denominated)	565,650	25,073
Bank of Nova Scotia	609,623	24,895
BB Seguridade Participações SA	4,565,000	21,832
FinecoBank SpA[1]	2,260,000	20,538
Mitsubishi UFJ Financial Group, Inc.[1]	5,488,300	20,475
Credicorp Ltd.	137,000	19,601
M&G PLC[1,2]	11,818,986	16,458
Partners Group Holding AG1	22,989	15,901
TMX Group Ltd.	201,775	15,022
Bank Central Asia Tbk PT1	8,782,800	14,851
Svenska Handelsbanken AB, Class A1,2	1,677,244	14,046
Discovery Ltd.[1]	3,080,877	13,396
Standard Bank Group Ltd.[1]	2,048,208	11,712
Resona Holdings, Inc.[1]	3,770,800	11,347
Investor AB, Class B	199,000	9,181
Hiscox Ltd.[1]	784,154	8,979
International Growth and Income Fund — Page 1 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ICICI Bank Ltd. (ADR)	424,138	$3,605
Piraeus Bank SA1,2	12,070	18
		2,122,780
Consumer staples 11.18%
British American Tobacco PLC[1]	10,377,684	354,381
Nestlé SA1	2,308,417	237,925
Philip Morris International Inc.	2,251,607	164,277
Associated British Foods PLC[1]	4,723,677	106,013
Pernod Ricard SA1	538,684	76,622
Carlsberg A/S, Class B1	671,105	76,181
Japan Tobacco Inc.[1]	4,074,300	75,417
Kweichow Moutai Co., Ltd., Class A1	467,763	73,528
Unilever PLC[1]	1,224,305	61,807
Anheuser-Busch InBev SA/NV1	1,308,570	58,111
Reckitt Benckiser Group PLC[1]	537,567	41,257
Coca-Cola European Partners PLC	944,416	35,444
Bakkafrost P/F1	441,027	20,961
Imperial Brands PLC[1]	1,064,341	19,729
Unilever NV (EUR denominated)[1]	400,080	19,712
Danone SA1	224,313	14,467
Mowi ASA[1]	917,432	13,984
		1,449,816
Information technology 10.61%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	52,238,506	466,283
ASML Holding NV1	966,781	256,932
Tokyo Electron Ltd.[1]	742,800	139,676
Edenred SA1	1,714,909	71,775
Broadcom Inc.	291,221	69,048
Vanguard International Semiconductor Corp.[1]	26,180,250	51,346
TDK Corp.[1]	658,500	50,956
Keyence Corp.[1]	144,000	46,471
SAP SE1	394,756	45,339
Temenos AG1	306,810	40,230
PagSeguro Digital Ltd., Class A2	1,614,702	31,212
Nokia Corp.[1]	8,345,949	26,193
Logitech International SA1	513,682	22,234
Largan Precision Co., Ltd.[1]	169,000	21,009
Murata Manufacturing Co., Ltd.[1]	345,800	17,503
AAC Technologies Holdings Inc.[1]	2,446,000	12,605
Infosys Ltd. (ADR)	947,300	7,777
		1,376,589
Health care 9.31%
AstraZeneca PLC[1]	4,225,206	377,429
Sanofi[1]	1,504,443	132,452
Novartis AG1	1,413,346	116,806
Novo Nordisk A/S, Class B1	1,673,486	100,947
Koninklijke Philips NV (EUR denominated)[1]	2,294,490	92,869
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,713,702	67,321
GlaxoSmithKline PLC[1]	3,279,661	61,518
Hypera SA, ordinary nominative	10,768,800	59,252
HOYA Corp.[1]	689,600	58,657
Bayer AG1	964,357	56,608
International Growth and Income Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Coloplast A/S, Class B1	195,879	$28,499
Shionogi & Co., Ltd.[1]	470,200	23,137
Takeda Pharmaceutical Co. Ltd.[1]	579,600	17,737
Hutchison China MediTech Ltd. (ADR)[2]	597,855	10,672
Galapagos NV1,2	20,571	4,082
		1,207,986
Consumer discretionary 8.79%
Wynn Macau, Ltd.[1]	118,345,200	179,000
Alibaba Group Holding Ltd.[1,2]	4,838,000	113,804
Evolution Gaming Group AB1	1,921,311	65,416
Gree Electric Appliances, Inc. of Zhuhai, Class A1	8,681,245	64,151
LVMH Moët Hennessy-Louis Vuitton SE1	163,448	60,671
Sands China Ltd.[1]	15,145,600	55,120
Naspers Ltd., Class N1	363,275	51,611
Paltac Corp.[1]	983,400	49,102
Sony Corp.[1]	789,500	46,930
InterContinental Hotels Group PLC[1]	1,077,963	46,154
Cie. Financière Richemont SA, Class A1	813,996	44,611
Peugeot SA1	3,215,039	42,864
adidas AG1	185,000	42,559
MGM China Holdings, Ltd.[1]	35,750,800	36,401
Prosus NV1,2	363,275	25,171
OPAP SA1	3,040,167	23,371
Tata Motors Ltd.[1]	22,522,000	21,300
Hyundai Motor Co.[1]	295,426	21,287
HUGO BOSS AG1	817,494	21,032
Valeo SA, non-registered shares[1]	1,194,261	19,972
Midea Group Co., Ltd., Class A1	2,885,934	19,768
Sodexo SA1	281,826	19,097
Restaurant Brands International Inc. (CAD denominated)	448,722	18,082
Renault SA1	880,000	17,090
Freni Brembo SpA[1]	1,760,000	13,108
Accor SA1	449,463	12,295
Industria de Diseño Textil, SA1	380,234	9,871
		1,139,838
Industrials 7.13%
Airbus SE, non-registered shares[1]	2,265,965	147,023
BAE Systems PLC[1]	17,145,391	110,633
SMC Corp.[1]	231,400	98,778
Meggitt PLC[1]	19,670,986	71,261
Safran SA1	652,624	57,363
Rheinmetall AG1	682,437	48,707
Alliance Global Group, Inc.[1,2]	350,520,000	47,907
Ryanair Holdings PLC (ADR)[2]	833,813	44,267
CCR SA, ordinary nominative	17,528,800	39,571
Kone OYJ, Class B1	674,641	38,292
ASSA ABLOY AB, Class B1	1,961,786	37,087
VINCI SA1	264,690	21,902
Cathay Pacific Airways Ltd.[1]	20,061,000	21,462
Wizz Air Holdings PLC[1,2]	728,000	20,759
Geberit AG1	34,479	15,210
MTU Aero Engines AG1	102,515	15,019
International Consolidated Airlines Group SA (CDI)[1]	5,273,765	13,981
International Growth and Income Fund — Page 3 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DKSH Holding AG1,2	269,983	$13,425
Experian PLC[1]	464,000	12,917
Bunzl PLC[1]	597,800	12,053
Epiroc AB, Class B1	613,320	6,083
Epiroc AB, Class A1	583,481	5,784
Recruit Holdings Co., Ltd.[1]	392,900	10,145
Aeroflot - Russian Airlines PJSC[1]	9,680,000	8,395
JGC Holdings Corp.[1]	524,698	4,209
Capita PLC[1]	7,382,450	3,018
		925,251
Utilities 5.94%
Enel SpA[1]	46,502,225	323,675
Ørsted AS1	1,233,237	121,110
SSE PLC[1]	5,030,313	81,185
Brookfield Infrastructure Partners LP	2,117,065	76,872
Guangdong Investment Ltd.[1]	31,308,000	60,046
China Gas Holdings Ltd.[1]	9,466,200	32,828
NTPC Ltd.[1]	29,545,000	32,586
Iberdrola, SA, non-registered shares[1]	2,234,582	22,064
Brookfield Infrastructure Corp., Class A2	235,229	8,239
ENN Energy Holdings Ltd.[1]	737,200	7,090
Hong Kong and China Gas Co. Ltd.[1]	3,140,000	5,164
		770,859
Materials 5.22%
Koninklijke DSM NV1	844,477	95,961
Vale SA, ordinary nominative	9,239,600	76,853
Vale SA, ordinary nominative (ADR)	1,910,000	15,834
Linde PLC	414,500	71,709
Barrick Gold Corp. (GBP denominated)	2,480,917	45,588
Barrick Gold Corp.	1,348,634	24,707
Air Liquide SA, non-registered shares[1]	520,423	66,706
Asahi Kasei Corp.[1]	8,076,700	57,085
Nutrien Ltd. (CAD denominated)	1,124,444	38,440
Fortescue Metals Group Ltd.[1]	5,931,330	36,227
Rio Tinto PLC[1]	703,565	32,296
LafargeHolcim Ltd.[1]	784,862	28,692
LyondellBasell Industries NV	513,558	25,488
Glencore PLC[1]	13,468,522	20,557
Alrosa PJSC[1]	19,654,977	16,117
Shin-Etsu Chemical Co., Ltd.[1]	116,700	11,566
Sika AG1	29,692	4,913
Givaudan SA1	1,518	4,706
Wheaton Precious Metals Corp. (CAD denominated)	148,699	4,092
		677,537
Energy 5.14%
Royal Dutch Shell PLC, Class B1	6,438,279	107,950
Royal Dutch Shell PLC, Class B (ADR)	179,889	5,875
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	102,910	1,801
Enbridge Inc. (CAD denominated)	3,615,217	105,274
TOTAL SA1	2,316,582	89,836
LUKOIL Oil Co. PJSC (ADR)[1]	1,304,193	77,729
Gazprom PJSC (ADR)[1]	16,318,915	75,181
International Growth and Income Fund — Page 4 of 8

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
INPEX Corp.[1]	11,193,300	$62,918
Schlumberger Ltd.	3,105,179	41,889
Inter Pipeline Ltd.	5,098,845	30,507
Galp Energia, SGPS, SA, Class B1	2,302,157	26,284
Rosneft Oil Co. PJSC (GDR)[1]	3,815,839	15,396
Reliance Industries Ltd.[1]	853,000	12,555
TC Energy Corp. (CAD denominated)	266,700	11,854
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	201,076	1,106
		666,155
Communication services 4.75%
Koninklijke KPN NV1	53,707,042	128,463
Vodafone Group PLC[1]	83,031,527	115,988
Nintendo Co., Ltd.[1]	252,700	97,465
Tencent Holdings Ltd.[1]	1,674,700	81,661
Shaw Communications Inc., Class B, nonvoting shares	2,406,783	39,044
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	159,025,000	30,741
América Móvil, SAB de CV, Series L (ADR)	2,357,694	27,774
BT Group PLC[1]	16,159,801	23,570
HKBN Ltd.[1]	13,981,500	21,992
KT Corp. (ADR)	1,719,436	13,377
Bharti Infratel Ltd.[1]	6,019,528	12,609
Nippon Telegraph and Telephone Corp.[1]	499,000	11,841
China Tower Corp. Ltd., Class H1	52,746,000	11,776
		616,301
Real estate 3.20%
Longfor Group Holdings Ltd.[1]	30,962,500	149,835
CK Asset Holdings Ltd.[1]	17,128,244	93,182
Link Real Estate Investment Trust REIT[1]	6,156,326	52,004
China Overseas Land & Investment Ltd.[1]	12,502,000	38,580
Vonovia SE1	559,654	27,586
Unibail-Rodamco-Westfield, non-registered shares REIT[1]	470,006	26,615
Brookfield Property Partners LP	2,839,843	22,889
Central Pattana PCL, foreign registered[1,2]	3,723,700	4,771
		415,462
Total common stocks (cost: $11,958,537,000)		11,368,574
Preferred securities 2.63% Information technology 1.60%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	6,369,635	207,921
Consumer discretionary 0.55%
Hyundai Motor Co., Series 2, preferred shares[1]	1,162,018	53,703
Volkswagen AG, nonvoting preferred shares[1]	144,000	17,157
		70,860
Materials 0.24%
Gerdau SA, preferred nominative	15,996,900	30,940
International Growth and Income Fund — Page 5 of 8

unaudited
Preferred securities (continued) Financials 0.11%	Shares	Value (000)
Banco Bradesco SA, preferred nominative	3,684,000	$14,726
Health care 0.08%
Sartorius AG, nonvoting preferred, non-registered shares[1,2]	42,000	10,265
Energy 0.05%
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,447,300	6,589
Total preferred securities (cost: $440,487,000)		341,301
Rights & warrants 0.28% Consumer discretionary 0.28%
Midea Group Co., Ltd., Class A, warrants, expire 2021[1,2,3]	5,345,000	36,612
Total rights & warrants (cost: $40,801,000)		36,612
Short-term securities 8.74% Money market investments 8.74%
Capital Group Central Cash Fund 1.00%[4]	11,331,943	1,133,647
Total short-term securities (cost: $1,129,502,000)		1,133,647
Total investment securities 99.28% (cost: $13,569,327,000)		12,880,134
Other assets less liabilities 0.72%		93,901
Net assets 100.00%		$12,974,035
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,209,729,000, which represented 78.69% of the net assets of the fund. This amount includes $10,173,117,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,612,000, which represented .28% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 3/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
International Growth and Income Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$317,490	$1,805,290	$—	$2,122,780
Consumer staples	199,721	1,250,095	—	1,449,816
Information technology	108,037	1,268,552	—	1,376,589
Health care	69,924	1,138,062	—	1,207,986
Consumer discretionary	18,082	1,121,756	—	1,139,838
Industrials	83,838	841,413	—	925,251
Utilities	85,111	685,748	—	770,859
Materials	302,711	374,826	—	677,537
Energy	196,505	469,650	—	666,155
Communication services	80,195	536,106	—	616,301
Real estate	22,889	392,573	—	415,462
Preferred securities	52,255	289,046	—	341,301
Rights & warrants	—	36,612	—	36,612
Short-term securities	1,133,647	—	—	1,133,647
Total	$2,670,405	$10,209,729	$—	$12,880,134
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-034-0520O-S73191	International Growth and Income Fund — Page 8 of 8